OTHER EXPENSES (INCOME) (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of other expenses (income)

		Years ended December 31,
	Notes	2017	2016
Changes in asset retirement obligations at closed sites	16(a)	$7.5	$(9.8)
Write-down of assets		2.3	5.3
Other		8.5	3.7
		$18.3	$(0.8)